Document and Entity Information	Jun. 08, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 08, 2023
Entity Registrant Name	Talon 1 Acquisition Corp.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-41001
Entity Tax Identification Number	98-1598139
Entity Address, Address Line One	2333 Ponce de Leon Blvd
Entity Address, Address Line Two	Suite 630
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	786
Local Phone Number	662-3114
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001860482
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one warrant
Trading Symbol	TOACU
Security Exchange Name	NASDAQ
Class A Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary share
Trading Symbol	TOAC
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the units
Trading Symbol	TOACW
Security Exchange Name	NASDAQ